Inventory (Tables)	6 Months Ended
Jun. 30, 2019
Inventory [Abstract]
Schedule of inventory

	June 30,	December 31,
	2019	2018
	Unaudited	Audited
	USD in thousands
Current assets:
Raw materials and supplies	38	38
Work in progress	351	43
Finished goods	24	24
Provision for impairment	(24)	(24)
	389	81

Non-current assets:
Raw materials and supplies	589	589
Finished goods	12	12
Provision for impairment of raw materials and supplies	(601)	(601)
	-	-